SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Balance, beginning	$ 503,423	$ 50,505	$ 50,505
Proceeds - net	1,490,000	450,000	3,670,000	$ 950,000
Balance, ending	865,452		503,423	50,505
Balance - accrued interest payable	31,657	5,479	5,479
Balance, In-Default
Interest Expense	45,180		238,110	5,479
Interest conversion into common shares	(46,301)		(211,932)
Balance - accrued interest payable	30,537		31,657	5,479
Balance, In-Default
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, beginning	503,423	50,505	50,505
Balance, In-Default
Proceeds - net	1,500,000		4,000,000	950,000
Debt discount recorded	$ (750,003)		(4,000,000)	(1,000,000)
Conversion of debt into common shares	(750,000)
Amortization of debt discount	$ 362,032		4,702,918	50,505
Balance, ending	865,452		503,423	50,505
Balance, In-Default
Original issue discount				$ 50,000
Conversion of debt into common shares			(4,250,000)